Share-Based Compensation - Summary of Movement in Share Options (Detail) - Sharesave Schemes [member] pure in Thousands	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding beginning balance	27,201	28,916	24,762
Number of options granted	6,210	3,916	17,296
Number of options exercised	(3,340)	(1,918)	(338)
Number of options forfeited/expired	(3,233)	(3,713)	(12,804)
Number of options outstanding ending balance	26,838	27,201	28,916
Number of options exercisable	10,370	5,200	2,334
Weighted average exercise price outstanding beginning balance	£ 3.12	£ 3.08	£ 3.53
Weighted average exercise price granted	3.46	4.02	4.91
Weighted average exercise price exercised	3.16	3.77	3.67
Weighted average exercise price forfeited/expired	3.76	3.40	3.51
Weighted average exercise price outstanding ending balance	3.12	3.12	3.08
Weighted average exercise price exercisable ending balance	£ 2.81	£ 3.17	£ 4.30